DEBT OBLIGATIONS - Mortgage Payable (Details)										12 Months Ended
	Sep. 16, 2016 USD ($)	Sep. 01, 2016 USD ($)	Aug. 15, 2016 USD ($)	May 31, 2016 USD ($)	May 11, 2016 USD ($)	May 06, 2016 USD ($)	Feb. 29, 2016 USD ($)	Feb. 01, 2016 USD ($)	Jan. 22, 2016 USD ($)	Sep. 30, 2016 USD ($) property	Apr. 15, 2016 USD ($)	Feb. 09, 2016 USD ($)	Nov. 18, 2015 USD ($)	Nov. 10, 2015 USD ($)	Oct. 13, 2015 USD ($)	Sep. 30, 2015 USD ($)
Debt Instrument [Line Items]
Debt, long-term and short-term debt, combined amount										$ 652,507,000						$ 507,385,000
Deferred mortgage costs										(6,275,000)						(5,327,000)
Mortgages held for sale										$ 27,052,000
Number of properties owned and operated | property										33
Mortgages
Debt Instrument [Line Items]
Debt face amount										$ 238,212,000
Mortgages | Multi-family residential
Debt Instrument [Line Items]
Number of properties owned and operated | property										33
Debt, weighted average interest rate										3.98%
Average maturity										7 years
Maturities of Long-term Debt [Abstract]
2017										$ 5,649,000
2018										6,828,000
2019										127,067,000
2020										32,431,000
2021										46,683,000
Thereafter										402,724,000
Total debt obligations										621,382,000
Junior subordinated notes
Debt Instrument [Line Items]
Debt, long-term and short-term debt, combined amount										37,400,000						37,400,000
Deferred mortgage costs										(402,000)						(422,000)
Mortgages
Debt Instrument [Line Items]
Debt, long-term and short-term debt, combined amount										621,382,000						475,312,000
Deferred mortgage costs										(5,873,000)						$ (4,905,000)
Additional mortgages obtained | Mortgages
Debt Instrument [Line Items]
Debt face amount										$ 14,709,000
LaGrange, GA | Mortgages Maturing in February 2022 | Mortgages
Debt Instrument [Line Items]
Debt face amount													$ 16,051,000
Interest rate (as a percent)													4.36%
Katy, TX | Mortgages Maturing in February 2026 | Mortgages
Debt Instrument [Line Items]
Debt face amount									$ 30,750,000
Interest rate (as a percent)									4.44%
Average maturity									60 months
Macon, GA | Mortgages Maturing in February 2026 | Mortgages
Debt Instrument [Line Items]
Debt face amount								$ 11,200,000
Interest rate (as a percent)								4.39%
Average maturity								24 months
Southaven, MS (Location 1) | Mortgages Maturing in March 2026 | Mortgages
Debt Instrument [Line Items]
Debt face amount							$ 28,000,000
Interest rate (as a percent)							4.24%
Average maturity							60 months
San Antonio, TX (Location 1) | Mortgages Maturing in May 2023 | Mortgages
Debt Instrument [Line Items]
Debt face amount						$ 26,400,000
Interest rate (as a percent)						3.61%
Average maturity						23 months
Dallas, TX | Mortgages Maturing in May 2028 | Mortgages
Debt Instrument [Line Items]
Debt face amount					$ 27,938,000
Interest rate (as a percent)					4.01%
Average maturity					24 months
Columbia, SC (Location 1) | Mortgages Maturing in June 2026 | Mortgages
Debt Instrument [Line Items]
Debt face amount				$ 12,934,000
Interest rate (as a percent)				4.28%
Average maturity				36 months
Atlanta, GA (Location 2) | Mortgages Maturing in August 2026 | Mortgages
Debt Instrument [Line Items]
Debt face amount			$ 27,375,000
Interest rate (as a percent)			3.97%
Average maturity			36 months
Southaven, MS (Location 2) | Mortgages Maturing in September 2026 | Mortgages
Debt Instrument [Line Items]
Debt face amount		$ 30,564,000
Interest rate (as a percent)		3.73%
Average maturity		60 months
San Antonio, TX (Location 2) | Mortgages Maturing in September 2026 | Mortgages
Debt Instrument [Line Items]
Debt face amount	$ 27,000,000
Interest rate (as a percent)	4.05%
Average maturity	36 months
Pensacola, FL | Mortgages Maturing in March 2022 | Mortgages
Debt Instrument [Line Items]
Debt face amount															$ 3,194,000
Interest rate (as a percent)															4.92%
Atlanta, GA (Location 1) | Mortgages Maturing in July 2021 | Mortgages
Debt Instrument [Line Items]
Debt face amount														$ 5,000,000
Interest rate (as a percent)														4.93%
Houston, TX | Mortgages Maturing in August 2021 | Mortgages
Debt Instrument [Line Items]
Debt face amount												$ 3,865,000
Interest rate (as a percent)												4.94%
Huntsville, AL | Mortgages Maturing in November 2023 | Mortgages
Debt Instrument [Line Items]
Debt face amount											$ 2,650,000
Interest rate (as a percent)											5.29%